Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,107)	$ (7,879)	$ (7,814)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	84	107	68
Interest expenses on convertible promissory note		4
Accrued interest on deposits	(150)	(3)	(45)
Share-based compensation expenses	1,091	182	241
Unrealized gain from foreign currency derivative activities		68	(68)
Marketing expenses paid in ordinary shares		100
Provision for inventory write-off	201	75
Changes in operating assets and liabilities items:
Increase in accounts receivable	(37)
Decrease (increase) in inventories	247	(269)	(1,026)
Decrease (increase) in governmental grants receivables	17	91	(54)
Decrease (increase) in other receivables and prepaid expenses	21	357	(136)
Decrease in advance payments	(37)	(228)	(41)
Decrease in deferred revenues			(12)
Increase (decrease) in accounts payable	(95)	(253)	254
Increase (decrease) in accrued payroll and other employment related accruals	226	(177)	163
Increase (decrease) in accrued expenses	(59)	212	36
Net cash used in operating activities	(6,598)	(7,613)	(8,434)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(20)	(43)	(194)
Decrease (increase) in deposits, net	(10,910)	3,240	(4,054)
Net cash provided by (used in) investing activities	(10,930)	3,197	(4,248)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares issued in registered direct offerings, best-effort offering and ATM program, net of issuance cost	13,340	1,578	1,670
Proceeds from issuance of ordinary shares under inducement offer letter agreements	8,369
Proceeds from issuance of ordinary shares as a result of exercise of warrants			1,449
Proceeds from issuance of ordinary shares associated with the SEPA		4,353
Proceeds from issuance of convertible promissory note		1,920
Repayment of convertible promissory note	(770)	(1,156)
Net cash provided by financing activities	20,939	6,695	3,119
Net increase (decrease) in cash and cash equivalents	3,411	2,279	(9,563)
Cash and cash equivalents at the beginning of year	3,089	810	10,373
Cash and cash equivalents at the end of year	6,500	3,089	810
Supplemental Disclosure:
Interest paid		49
Interest received from deposits	(134)	(144)	(305)
Right-of-use asset recognized against lease liability	$ 337		$ 644